FINANCIAL INFORMATION OF PARENT COMPANY - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 2,700	$ 1,569	$ 283
Other current assets	65,072	31,534
Total current assets	69,794	36,648
TOTAL ASSETS	115,149	96,035
Current liabilities
Accrued expenses and other current liabilities	11,277	9,695
Total liabilities	101,796	104,969
Equity
Ordinary shares ($0.04 par value; 22,500,000 shares authorized; 4,499,654 and 8,948,505 shares issued as of December 31, 2021 and 2022, respectively; 4,474,836 and 8,923,687 shares outstanding as of December 31, 2021 and 2022, respectively)	359	181
Additional paid-in capital	332,746	298,685
Treasury stock (245,818 shares as of December 31, 2021 and 2022)	(1,148)	(1,148)
Accumulated deficits	(318,239)	(304,904)
Accumulated other comprehensive income	32,044	31,685
Total equity	13,353	(8,934)	(1,358)
TOTAL LIABILITIES AND EQUITY	115,149	96,035
Parent Company | Reportable Legal Entities
Current assets
Cash and cash equivalents	2	2
Amount due from subsidiaries	49,691	27,298
Other current assets	108	108
Total current assets	49,801	27,408
TOTAL ASSETS	49,801	27,408
Current liabilities
Accrued expenses and other current liabilities	4,039	2,909
Total liabilities	4,039	2,909
Equity
Ordinary shares ($0.04 par value; 22,500,000 shares authorized; 4,499,654 and 8,948,505 shares issued as of December 31, 2021 and 2022, respectively; 4,474,836 and 8,923,687 shares outstanding as of December 31, 2021 and 2022, respectively)	359	181
Additional paid-in capital	332,746	298,685
Treasury stock (245,818 shares as of December 31, 2021 and 2022)	(1,148)	(1,148)
Accumulated deficits	(318,239)	(304,904)
Accumulated other comprehensive income	32,044	31,685
Total equity	45,762	24,499	$ 31,623
TOTAL LIABILITIES AND EQUITY	$ 49,801	$ 27,408